UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Global Dividend Opportunity Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Registrant is making a filing for Wells Fargo Global Dividend Opportunity Fund.

Date of reporting period: July 31, 2017

ITEM 1. INVESTMENTS

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Shares	Value

Common Stocks : 73.43%

France : 0.25%
Veolia Environnement SA (Utilities, Multi-Utilities)	34,400	$775,972

Germany : 5.33%
Deutsche Post AG (Industrials, Air Freight & Logistics)	300,000	11,648,596
Telefonica Deutschland Holding AG (Telecommunication Services, Diversified Telecommunication Services)	900,000	4,652,691

		16,301,287

Italy : 16.43%
Assicurazioni Generali SpA (Financials, Insurance)	200,000	3,629,532
Enel SpA (Utilities, Electric Utilities)	3,750,000	21,414,949
Eni SpA (Energy, Oil, Gas & Consumable Fuels)	50,000	791,371
Hera SpA (Utilities, Multi-Utilities)	2,000,000	6,463,550
Poste Italiane SpA (Financials, Insurance)	500,000	3,681,619
Terna SpA (Utilities, Electric Utilities)	2,500,000	14,282,552

		50,263,573

Spain : 9.75%
Enagas SA (Energy, Oil, Gas & Consumable Fuels)	600,000	16,965,043
Red Electrica Corporacion SA (Utilities, Electric Utilities)	600,000	12,870,278

		29,835,321

Taiwan : 4.56%
Chunghwa Telecom Company Limited ADR (Telecommunication Services, Diversified Telecommunication Services)	413,120	13,971,718

United Kingdom : 8.02%
National Grid plc (Utilities, Multi-Utilities)	600,366	7,420,610
Pennon Group plc (Utilities, Water Utilities)	100,000	1,062,117
Severn Trent plc (Utilities, Water Utilities)	300,000	8,866,371
SSE plc (Utilities, Electric Utilities)	200,000	3,638,907
United Utilities Group plc (Utilities, Water Utilities)	300,000	3,552,486

		24,540,491

United States : 29.09%
American Electric Power Company Incorporated (Utilities, Electric Utilities)	50,000	3,527,000
Annaly Capital Management Incorporated (Real Estate, Mortgage REITs)	70,000	1,739,500
Armada Hoffler Properties Incorporated (Real Estate, Equity REITs)	5,000	66,300
Chatham Lodging Trust (Real Estate, Equity REITs)	300,000	6,204,000
Colony NorthStar Incorporated (Real Estate, Equity REITs)	60,000	1,535,400
Condor Hospitality Trust Incorporated (Real Estate, Equity REITs)	475,000	5,058,750
CorEnergy Infrastructure Trust Incorporated (Real Estate, Equity REITs)	18,000	640,980
Crown Castle International Corporation (Real Estate, Equity REITs)	1,500	150,870
DDR Corporation (Real Estate, Equity REITs)	6,500	174,850
Edison International (Utilities, Electric Utilities)	100,000	7,868,000
Exelon Corporation (Utilities, Electric Utilities)	199,999	7,667,962
FirstEnergy Corporation (Utilities, Electric Utilities)	199,999	6,381,968
Frontier Communications Corporation (Telecommunication Services, Diversified Telecommunication Services)	133,333	2,041,328
Kimbell Royalty Partners LP (Energy, Oil, Gas & Consumable Fuels)	213,000	3,461,250
Landmark Infrastructure Partners LP (Real Estate, Real Estate Management & Development)	10,000	168,000
Newtek Business Services Corporation (Financials, Capital Markets)	30,000	510,000
PG&E Corporation (Utilities, Electric Utilities)	125,000	8,461,250
Physicians Realty Trust (Real Estate, Equity REITs)	175,000	3,258,500
PNM Resources Incorporated (Utilities, Electric Utilities)	100,000	3,985,000
SCANA Corporation (Utilities, Multi-Utilities)	50,000	3,218,500
Shenandoah Telecommunications Company (Telecommunication Services, Wireless Telecommunication Services)	350,000	10,762,500
Spark Energy Incorporated Class A (Utilities, Electric Utilities)	242,574	5,045,539
Summit Hotel Properties Incorporated (Real Estate, Equity REITs)	125,000	2,241,250

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name			Shares	Value

United States (continued)
Verizon Communications Incorporated (Telecommunication Services, Diversified Telecommunication Services)			100,000	$4,840,000

				89,008,697

Total Common Stocks (Cost $190,272,839)				224,697,059

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes : 20.10%

United States : 20.10%
Advanced Disposal Services Incorporated (Industrials, Commercial Services & Supplies) 144A(i)	5.63%	11-15-2024	$700,000	726,250
Allison Transmission Incorporated (Consumer Discretionary, Auto Components) 144A	5.00	10-1-2024	700,000	724,500
Altice US Finance I Corporation (Consumer Discretionary, Media) 144A	5.38	7-15-2023	325,000	341,250
AMC Entertainment Holdings Incorporated (Consumer Discretionary, Media)	5.75	6-15-2025	250,000	256,015
Aramark Services Incorporated (Industrials, Commercial Services & Supplies)	5.13	1-15-2024	175,000	185,866
Asbury Automotive Group Incorporated (Consumer Discretionary, Specialty Retail)	6.00	12-15-2024	600,000	613,500
B&G Foods Incorporated (Consumer Staples, Food Products)	5.25	4-1-2025	217,000	226,223
Berry Plastics Corporation (Materials, Containers & Packaging)	6.00	10-15-2022	90,000	95,625
BreitBurn Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) (s)	8.63	10-15-2020	4,180,000	898,700
Bristow Group Incorporated (Energy, Energy Equipment & Services)	6.25	10-15-2022	600,000	388,500
Cardtronics Incorporated (Information Technology, IT Services)144A	5.50	5-1-2025	375,000	386,250
Carrizo Oil & Gas Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25	7-15-2025	125,000	131,719
CBS Radio Incorporated (Consumer Discretionary, Media) 144A	7.25	11-1-2024	250,000	263,438
CCM Merger Incorporated (Consumer Discretionary, Hotels, Restaurants & Leisure) 144A%%	6.00	3-15-2022	625,000	654,906
CCO Holdings LLC (Consumer Discretionary, Media)	5.13	2-15-2023	200,000	207,000
CCO Holdings LLC (Consumer Discretionary, Media) 144A	5.13	5-1-2023	1,780,000	1,869,000
CDK Global Incorporated (Information Technology, Software)	5.00	10-15-2024	100,000	106,000
CDK Global Incorporated (Information Technology, Software) 144A	4.88	6-1-2027	25,000	25,688
Cequel Communications Holdings I LLC (Consumer Discretionary, Media) 144A	7.75	7-15-2025	500,000	558,125
Change Healthcare Holdings Incorporated (Health Care, Health Care Technology) 144A%%	5.75	3-1-2025	400,000	413,500
CommScope Technologies Finance LLC (Information Technology, Communications Equipment) 144A	6.00	6-15-2025	350,000	376,250
Continental Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	3.80	6-1-2024	382,000	353,350
Cooper Tire & Rubber Company (Consumer Discretionary, Auto Components)	7.63	3-15-2027	475,000	532,000
CoreCivic Incorporated (Real Estate, Equity REITs)	5.00	10-15-2022	3,000	3,128
Cott Beverages Incorporated (Consumer Staples, Beverages) 144A	5.50	4-1-2025	275,000	289,094
Covanta Holding Corporation (Industrials, Commercial Services & Supplies)	5.88	3-1-2024	750,000	731,250
Crown Cork & Seal Company Incorporated (Materials, Containers & Packaging)	7.38	12-15-2026	279,000	327,127
DAE Funding LLC (Industrials, Commercial Services & Supplies) 144A	5.00	8-1-2024	50,000	51,063
DAE Funding LLC (Industrials, Commercial Services & Supplies) 144A	4.50	8-1-2022	50,000	50,875
DaVita HealthCare Partners Incorporated (Health Care, Health Care Providers & Services)	5.75	8-15-2022	15,000	15,488
DaVita HealthCare Partners Incorporated (Health Care, Health Care Providers & Services)	5.13	7-15-2024	700,000	719,687
DCP Midstream Operating Company (Energy, Oil, Gas & Consumable Fuels)	2.70	4-1-2019	125,000	124,219
Denbury Resources Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.38	8-15-2021	875,000	509,687
Diamond 1 Finance Corporation (Information Technology, Technology Hardware, Storage & Peripherals) 144A	5.88	6-15-2021	1,325,000	1,389,594
DuPont Fabros Technology Incorporated LP (Real Estate, Equity REITs)	5.63	6-15-2023	875,000	934,334
EMI Music Publishing (Consumer Discretionary, Media) 144A	7.63	6-15-2024	43,000	47,730

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
Endo Finance LLC (Health Care, Pharmaceuticals) 144A	5.75%	1-15-2022	$275,000	$253,963
Equinix Incorporated (Real Estate, Equity REITs)	5.88	1-15-2026	400,000	438,000
Era Group Incorporated (Energy, Energy Equipment & Services)	7.75	12-15-2022	500,000	455,000
ESH Hospitality Incorporated (Real Estate, Equity REITs) 144A	5.25	5-1-2025	725,000	757,625
Exterran Partners LP (Energy, Oil, Gas & Consumable Fuels)	6.00	4-1-2021	500,000	495,000
First Data Corporation (Information Technology, IT Services) 144A	7.00	12-1-2023	800,000	863,000
FirstCash Incorporated (Financials, Consumer Finance) 144A	5.38	6-1-2024	375,000	394,687
Fresenius Medical Care US Finance II Incorporated (Health Care, Health Care Providers & Services) 144A	5.88	1-31-2022	250,000	282,187
Gartner Incorporated (Information Technology, IT Services) 144A	5.13	4-1-2025	600,000	634,500
Gray Television Incorporated (Consumer Discretionary, Media) 144A	5.13	10-15-2024	850,000	870,187
Group 1 Automotive Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	12-15-2023	250,000	250,625
Gulfport Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	6.00	10-15-2024	300,000	296,820
HCA Incorporated (Health Care, Health Care Providers & Services)	6.50	2-15-2020	375,000	409,687
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.00	12-1-2024	125,000	118,688
Hilcorp Energy Company (Energy, Energy Equipment & Services) 144A	5.75	10-1-2025	350,000	341,250
Hill-Rom Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	5.75	9-1-2023	255,000	269,025
Hornbeck Offshore Services Incorporated (Energy, Energy Equipment & Services)	1.50	9-1-2019	1,125,000	894,375
HUB International Limited (Financials, Insurance) 144A	7.88	10-1-2021	950,000	993,937
Infor Software Parent LLC (Information Technology, Internet Software & Services)	6.50	5-15-2022	215,000	223,869
Iron Mountain Incorporated (Real Estate, Equity REITs) 144A	5.38	6-1-2026	800,000	850,000
Jefferies Finance LLC (Financials, Diversified Financial Services) 144A	7.25	8-15-2024	25,000	25,063
KAR Auction Services Incorporated (Industrials, Commercial Services & Supplies) 144A	5.13	6-1-2025	525,000	547,312
Kinetics Concepts Incorporated (Health Care, Health Care Equipment & Supplies) 144A	7.88	2-15-2021	500,000	528,750
Lamar Media Corporation (Consumer Discretionary, Media )	5.38	1-15-2024	400,000	421,000
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products ) 144A	4.63	11-1-2024	175,000	182,656
Lamb Weston Holdings Incorporated (Consumer Staples, Food Products) 144A	4.88	11-1-2026	150,000	156,812
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.63	2-1-2023	250,000	260,625
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.38	8-15-2022	44,000	45,210
Level 3 Financing Incorporated (Telecommunication Services, Diversified Telecommunication Services)	5.38	5-1-2025	350,000	371,875
Levi Strauss & Company (Consumer Discretionary, Specialty Retail)	5.00	5-1-2025	350,000	366,625
Lithia Motors Incorporated (Consumer Discretionary, Specialty Retail) 144A	5.25	8-1-2025	50,000	51,500
Live Nation Entertainment Incorporated (Consumer Discretionary, Media) 144A	5.38	6-15-2022	316,000	329,430
LKQ Corporation (Consumer Discretionary, Distributors )	4.75	5-15-2023	209,000	211,613
LPL Holdings Incorporated (Financials, Diversified Financial Services) 144A	5.75	9-15-2025	1,330,000	1,393,175
Mednax Incorporated (Health Care, Health Care Providers & Services) 144A	5.25	12-1-2023	250,000	257,500
Micron Technology Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)	7.50	9-15-2023	475,000	529,810
MPH Acquisition Holdings LLC (Health Care, Health Care Providers & Services) 144A	7.13	6-1-2024	475,000	514,187
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	6.38	3-1-2024	575,000	626,750
MPT Operating Partnership LP (Health Care, Health Care Providers & Services)	5.25	8-1-2026	100,000	104,500
Murphy Oil Corporation (Energy, Oil, Gas & Consumable Fuels)	6.88	8-15-2024	400,000	425,000
Nabors Industries Limited (Energy, Oil, Gas & Consumable Fuels ) 144A	0.75	1-15-2024	75,000	59,344
National CineMedia LLC (Consumer Discretionary, Media)	6.00	4-15-2022	350,000	359,625

National CineMedia LLC (Consumer Discretionary, Media)	5.75	8-15-2026	350,000	336,000
Navient Corporation (Financials, Consumer Finance)	8.00	3-25-2020	200,000	221,200

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	5.88%	12-15-2021	$225,000	$234,563
NCR Corporation (Information Technology, Technology Hardware, Storage & Peripherals)	6.38	12-15-2023	725,000	773,937
NewStar Financial Incorporated (Financials, Diversified Financial Services)	7.25	5-1-2020	400,000	410,000
Nexstar Broadcasting Group Incorporated (Consumer Discretionary, Media) 144A	6.13	2-15-2022	400,000	418,000
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.38	8-15-2022	50,000	51,438
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	4.88	8-15-2027	75,000	77,250
NGPL PipeCo LLC (Energy, Energy Equipment & Services) 144A	7.77	12-15-2037	1,400,000	1,736,000
Nielsen Finance LLC (Consumer Discretionary, Media) 144A	5.00	4-15-2022	350,000	360,937
NSG Holdings LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	7.75	12-15-2025	506,201	545,431
OneMain Financial Group LLC (Financials, Consumer Finance) 144A	7.25	12-15-2021	750,000	789,375
Outfront Media Capital Corporation (Consumer Discretionary, Media )	5.88	3-15-2025	450,000	471,937
Owens-Brockway Glass Container Incorporated (Materials, Containers & Packaging ) 144A	5.88	8-15-2023	100,000	110,813
Owens-Illinois Incorporated (Materials, Containers & Packaging) 144A	6.38	8-15-2025	200,000	225,500
Owens-Illinois Incorporated (Materials, Containers & Packaging) 144A	5.38	1-15-2025	575,000	617,406
Pattern Energy Group Incorporated (Utilities, Independent Power & Renewable Electricity Producers) 144A	5.88	2-1-2024	1,000,000	1,055,000
Penske Auto Group Incorporated (Consumer Discretionary, Specialty Retail)	5.75	10-1-2022	700,000	724,500
PHI Incorporated (Energy, Energy Equipment & Services)	5.25	3-15-2019	700,000	675,500
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	4-15-2020	950,000	1,004,929
Rockies Express Pipeline LLC (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2040	604,000	665,532
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	7-15-2022	500,000	496,250
Rose Rock Midstream LP (Energy, Oil, Gas & Consumable Fuels)	5.63	11-15-2023	240,000	235,725
Sabine Pass Liquefaction LLC (Energy, Oil, Gas & Consumable Fuels)	5.63	2-1-2021	625,000	682,904
Sabine Pass Liquefaction LLC (Energy, Oil, Gas & Consumable Fuels)	5.88	6-30-2026	625,000	703,641
Sabra Health Care Incorporated (Real Estate, Equity REITs)	5.50	2-1-2021	310,000	321,859
Salem Media Group Incorporated (Consumer Discretionary, Media) 144A	6.75	6-1-2024	500,000	518,750
SBA Communications Corporation (Real Estate, Equity REITs)	4.88	7-15-2022	255,000	264,787
Sealed Air Corporation (Materials, Containers & Packaging) 144A	5.13	12-1-2024	350,000	374,062
Select Medical Corporation (Health Care, Health Care Providers & Services)	6.38	6-1-2021	400,000	412,000
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	7.50	4-1-2027	20,000	23,800
Service Corporation International (Consumer Discretionary, Diversified Consumer Services)	8.00	11-15-2021	825,000	977,625
Silgan Holdings Incorporated (Materials, Containers & Packaging)	5.00	4-1-2020	9,000	9,113
Sonic Automotive Incorporated (Consumer Discretionary, Specialty Retail)	5.00	5-15-2023	400,000	388,000
Southern Star Central Corporation (Energy, Oil, Gas & Consumable Fuels) 144A%%	5.13	7-15-2022	250,000	255,625
Spectrum Brands Incorporated (Consumer Staples, Household Products)	5.75	7-15-2025	50,000	53,313
Springleaf Finance Corporation (Financials, Consumer Finance)	8.25	12-15-2020	75,000	84,188
Sprint Capital Corporation (Telecommunication Services, Wireless Telecommunication Services)	8.75	3-15-2032	800,000	992,000
SS&C Technologies Incorporated (Information Technology, Software)	5.88	7-15-2023	500,000	531,250
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	8.88	4-15-2021	400,000	434,000
Surgery Center Holdings Incorporated (Health Care, Health Care Equipment & Supplies) 144A	6.75	7-1-2025	150,000	154,125
T-Mobile USA Incorporated (Telecommunication Services, Wireless Telecommunication Services)	6.50	1-15-2026	1,500,000	1,668,750
Tallgrass Energy Partners LP (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	9-15-2024	1,000,000	1,023,750
Tempo Acquisition LLC (Financials, Diversified Financial Services) 144A	6.75	6-1-2025	350,000	363,125
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services) 144A	4.63	7-15-2024	180,000	179,100
Tenet Healthcare Corporation (Health Care, Health Care Providers & Services)	6.00	10-1-2020	175,000	187,469

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

United States (continued)
TerraForm Power Operating LLC (Utilities, Independent Power & Renewable Electricity Producers) 144A	6.38%	2-1-2023	$1,250,000	$1,300,000
Tesoro Logistics LP (Energy, Oil, Gas & Consumable Fuels)	6.38	5-1-2024	375,000	409,687
The E.W. Scripps Company (Consumer Discretionary, Media) 144A	5.13	5-15-2025	517,000	535,095
The Geo Group Incorporated (Real Estate, Equity REITs)	5.13	4-1-2023	5,000	5,050
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	1-15-2022	24,000	24,930
The Geo Group Incorporated (Real Estate, Equity REITs)	5.88	10-15-2024	350,000	363,562
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	6.88	4-15-2022	250,000	257,500
Ultra Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) 144A	7.13	4-15-2025	250,000	254,938
USIS Merger Sub Incorporated (Financials, Insurance) 144A	6.88	5-1-2025	175,000	181,125
Vizient Incorporated (Health Care, Health Care Providers & Services) 144A	10.38	3-1-2024	550,000	635,937
Wolverine World Wide Company (Consumer Discretionary, Textiles, Apparel & Luxury Goods) 144A	5.00	9-1-2026	250,000	248,250
Zayo Group LLC (Information Technology, Internet Software & Services)	6.38	5-15-2025	650,000	704,437
Zayo Group LLC (Information Technology, Internet Software & Services) 144A	5.75	1-15-2027	25,000	26,500
Zebra Technologies Corporation (Information Technology, Electronic Equipment, Instruments & Components)	7.25	10-15-2022	300,000	319,312

Total Corporate Bonds and Notes (Cost $64,091,319)				61,494,500

Loans : 0.46%
Advantage Sales & Marketing LLC (Industrials, Commercial Services & Supplies) ±	7.80	7-25-2022	250,000	236,250
Ancestry.com Incorporated (Information Technology, Internet Software & Services) ±	9.48	10-19-2024	112,500	114,750
Frontier Communications Corporation (Telecommunication Services, Diversified Telecommunication Services) ±	4.98	6-15-2024	400,000	383,832
Montreign Operating Company (Consumer Discretionary, Hotels, Restaurants & Leisure) ±	9.48	12-7-2022	675,000	681,959

Total Loans (Cost $1,441,730)				1,416,791

	Dividend yield		Shares

Preferred Stocks : 16.86%

Canada : 2.63%
Just Energy Group Incorporated (Utilities, Multi-Utilities) ±	5.79		315,000	8,060,850

Cayman Islands : 0.21%
Global Indemnity Limited (Financials, Insurance)	7.88		25,000	642,000

Greece : 1.46%
Diana Shipping Incorporated (Industrials, Marine)	8.50		127,830	3,221,316
Safe Bulkers Incorporated (Industrials, Marine)	8.00		50,000	1,000,000
Tsakos Energy Navigation Limited (Energy, Oil, Gas & Consumable Fuels) ±	6.40		10,000	254,400

				4,475,716

Monaco : 0.27%
Navios Maritime Holdings Incorporated (Industrials, Marine) †	0.00		59,000	819,510

United States : 12.29%
Arlington Asset Investment Corporation (Financials, Capital Markets)	6.63		100,040	2,456,082
Ashford Hospitality Prime Incorporated (Real Estate, Equity REITs)	5.50		36,000	727,200
CorEnergy Infrastructure Trust Incorporated (Real Estate, Equity REITs)	7.38		67,602	1,689,374
Eagle Point Credit Company Incorporated (Financials, Capital Markets)	7.75		5,000	130,500
Entergy Louisiana LLC (Utilities, Electric Utilities)	4.88		400,000	9,844,000
First Republic Bank (Financials, Banks)	5.13		5,000	125,900

Portfolio of investments — July 31, 2017 (unaudited)	Wells Fargo Global Dividend Opportunity Fund

Security name	Dividend yield		Shares	Value

United States (continued)
Gastar Exploration Incorporated Series B (Energy, Oil, Gas & Consumable Fuels)	10.75%		56,900	$1,276,267
GreenHunter Resources Incorporated Series C (Energy, Energy Equipment & Services) †	0.00		61,786	185
Maiden Holdings Limited (Financials, Insurance)	6.70		5,000	125,350
Medley LLC (Financials, Diversified Financial Services)	6.88		120,000	2,946,000
NuStar Energy LP (Energy, Oil, Gas & Consumable Fuels) ±	8.02		35,000	928,900
Saratoga Investment Corporation (Financials, Capital Markets)	6.75		200,000	5,220,020
SCE Trust VI (Utilities, Electric Utilities)	5.00		125,000	3,206,250
Scorpio Bulkers Incorporated (Industrials, Marine)	7.50		105,000	2,646,000
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	6.75		40,000	988,000
Scorpio Tankers Incorporated (Energy, Oil, Gas & Consumable Fuels)	8.25		160,000	4,096,000
TriplePoint Venture Growth BDC Corporation (Financials, Capital Markets)	5.75		37,000	945,350
Validus Holdings Limited (Financials, Insurance)	5.80		10,000	252,500

				37,603,878

Total Preferred Stocks (Cost $53,156,192)				51,601,954

		Expiration date

Rights : 0.01%
United States : 0.01%
Safeway Casa Ley Contingent Value Rights (Consumer Staples, Food & Staples Retailing) †(a)(i)		1-30-2019	750,000	1
Safeway PDC LLC Contingent Value Rights (Consumer Staples, Food & Staples Retailing) †(a)(i)		1-31-2018	750,000	12,750

Total Rights (Cost $782,250)				12,751

Warrants : 0.00%

United States : 0.00%
Energy & Exploration Partners Incorporated (Energy, Oil, Gas & Consumable Fuels) †(a)		11-1-2017	9	0
GreenHunter Water LLC (Energy, Energy Equipment & Services) †(a)		12-31-2049	96,112	378

Total Warrants (Cost $0)				378

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes : 2.18%

Bermuda : 0.30%
Teekay Corporation (Energy, Oil, Gas & Consumable Fuels)	8.50	1-15-2020	900,000	904,500

Canada : 1.13%
Baytex Energy Corporation (Energy, Oil, Gas & Consumable Fuels) 144A	5.63	6-1-2024	675,000	590,625
GFL Environmental Incorporated (Industrials, Commercial Services & Supplies) 144A	9.88	2-1-2021	390,000	422,175
Ritchie Brothers Auctioneers Incorporated (Industrials, Commercial Services & Supplies) 144A%%	5.38	1-15-2025	675,000	708,169
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	5.88	5-15-2023	1,150,000	989,000
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) 144A	7.50	7-15-2021	775,000	752,719

				3,462,688

Ireland : 0.18%
Ardagh Packaging Finance plc (Materials, Containers & Packaging) 144A	7.25	5-15-2024	500,000	551,875

Luxembourg : 0.43%
Intelsat Jackson Holdings SA (Telecommunication Services, Diversified Telecommunication Services)	5.50	8-1-2023	1,000,000	862,500

Wells Fargo Global Dividend Opportunity Fund	Portfolio of investments — July 31, 2017 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Luxembourg (continued)
Intelsat Luxembourg SA (Telecommunication Services, Diversified Telecommunication Services)		7.75%	6-1-2021	$725,000	$464,000

					1,326,500

United Kingdom : 0.11%
Ensco plc (Energy, Energy Equipment & Services)		5.75	10-1-2044	525,000	350,437

United States : 0.03%
IHS Markit Limited (Industrials, Professional Services) 144A%%		4.75	2-15-2025	$75,000	78,938

Total Yankee Corporate Bonds and Notes (Cost $6,457,217)					6,674,938

		Yield		Shares

Short-Term Investments : 0.46%

Investment Companies : 0.46%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		0.89		1,401,136	1,401,136

Total Short-Term Investments (Cost $1,401,136)					1,401,136

Total investments in securities (Cost $317,602,683)*	113.50%				347,299,507
Other assets and liabilities, net	(13.50)				(41,311,511)

Total net assets	100.00%				$305,987,996

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(i)	Illiquid security
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
†	Non-income-earning security
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
*	Cost for federal income tax purposes is $316,576,924 and unrealized gains (losses) consists of:

Gross unrealized gains	$44,103,672
Gross unrealized losses	(13,381,089)

Net unrealized gains	$30,722,583

Abbreviations:

ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust
SBA	Small Business Authority

Wells Fargo Global Dividend Opportunity Fund (the “Fund”)

Notes to Portfolio of investments – July 31, 2017 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2017, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level	1 – quoted prices in active markets for identical securities

Level	2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level	3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
France	$775,972	$0	$0	$775,972
Germany	16,301,287	0	0	16,301,287
Italy	50,263,573	0	0	50,263,573
Spain	29,835,321	0	0	29,835,321
Taiwan	13,971,718	0	0	13,971,718
United Kingdom	24,540,491	0	0	24,540,491
United States	89,008,697	0	0	89,008,697
Corporate bonds and notes	0	61,494,500	0	61,494,500
Loans	0	1,416,791	0	1,416,791
Preferred stocks
Canada	8,060,850	0	0	8,060,850
Cayman Islands	642,000	0	0	642,000
Greece	4,475,716	0	0	4,475,716
Monaco	819,510	0	0	819,510
United States	34,420,411	3,183,467	0	37,603,878
Rights
United States	0	12,751	0	12,751
Warrants
United States	0	378	0	378
Yankee corporate bonds and notes
Bermuda	0	904,500	0	904,500
Canada	0	3,462,688	0	3,462,688
Ireland	0	551,875	0	551,875
Luxembourg	0	1,326,500	0	1,326,500
United Kingdom	0	350,437	0	350,437
United States	0	78,938	0	78,938
Short-term investments
Investment companies	1,401,136	0	0	1,401,136

Total assets	$274,516,682	$72,782,825	$0	$347,299,507

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, preferred stocks with a market value of $3,183,467 were transferred from Level 1 to Level 2 because of a decrease in the market activity of these securities. In addition preferred stocks with a market value of $3,221,316 were transferred from Level 2 to Level 1 because of an increase in the market activity of these securities. The Fund did not have any transfers into/out of Level 3.

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Global Dividend Opportunity Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Global Dividend Opportunity Fund

By:	/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 25, 2017